Annual Fund Operating Expenses - Invesco VI SP 500 Buffer Fund - March	Sep. 07, 2021
Series I
Operating Expenses:
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.86%
Fee Waiver and/or Expense Reimbursement	0.16%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%
Series II
Operating Expenses:
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.11%
Fee Waiver and/or Expense Reimbursement	0.16%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%

[1]	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.70% and 0.95%, respectively, of the Fund's average daily net assets (the “expense limits”). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.